                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: _________________
 This Amendment (Check only one.):  [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Account Management, LLC
Address:   17 Arlington Street
           Boston, MA 02116

Form 13F File Number: 28- 01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter de Roetth
Title:     Principal
Phone:     617-236-4200

Signature, Place, and Date of Signing:

Peter de Roetth (signature on file)        Boston, MA       April 12, 2013
------------------------------------     ---------------  -----------------
              [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

Page 1 of 3  FORM 13 F  NAME OF REPORTING MANAGER Account   (SEC USE ONLY)
                        Management, LLC


                                                                                                       ITEM 8:
                                                                       ITEM 6:                     VOTING AUTHORITY
                                                                INVESTMENT DISCRETION                  (SHARES)
                                                              -------------------------          --------------------
                                                                         (B)
                                                                       SHARED-
                                                     ITEM 5:              AS            ITEM 7:
                     ITEM 2:   ITEM 3:    ITEM 4:   SHARES OR          DEFINED    (C)   MANAGERS
ITEM 1: NAME OF      TITLE OF   CUSIP   FAIR MARKET PRINCIPAL             IN    SHARED-   SEE              (B)   (C)
ISSUER                CLASS    NUMBER      VALUE     AMOUNT   (A) SOLE INSTR. V  OTHER  INSTR. V (A) SOLE SHARED NONE
---------------      -------- --------- ----------- --------- -------- -------- ------- -------- -------- ------ ----
Berkshire Hathaway   Common
  Hld B              Stock    084670702  16,640,011   159,693  159,693                            159,693
Berkshire Hathaway   Common
  Inc. CL "A"        Stock    084670108   2,344,200        15       15                                 15
Agnico Eagle         Common
                     Stock    268648102     615,600    15,000   15,000                             15,000
Credit Acceptance    Common
  Corporation        Stock    225310101  19,888,911   162,837  162,837                            162,837
D R Horton Inc       Common
                     Stock    23331A109  10,447,785   429,950  429,950                            429,950
Range Resources      Common
  Corp Com           Stock    75281A109   5,499,374    67,460   67,460                             67,460
Novagold Resources   Common
  Inc New            Stock    66987E206   1,176,120   324,000  324,000                            324,000
ETFS Metal
  Securities
  Austrailia LTD
  Redeemable Pref    Common
  SHS                Stock    Q3635T113     410,499     2,672    2,672                              2,672
Vodaphone Group Plc  Common
  ADR                Stock    92857W209   2,717,880    95,700   95,700                             95,700
Maxim Integrated     Common
  Products           Stock    57772K101   2,687,904    82,350   82,350                             82,350
Ritchie Bros.        Common
  Auction            Stock    767744105   1,757,700    81,000   81,000                             81,000
   COLUMN TOTALS                         64,185,984 1,420,677

Page 2 of 3  FORM 13 F  NAME OF REPORTING MANAGER Account   (SEC USE ONLY)
                        Management, LLC

                                                                                                       ITEM 8:
                                                                       ITEM 6:                     VOTING AUTHORITY
                                                                INVESTMENT DISCRETION                  (SHARES)
                                                              -------------------------          --------------------
                                                                         (B)
                                                                       SHARED-
                                                     ITEM 5:              AS            ITEM 7:
                     ITEM 2:   ITEM 3:    ITEM 4:   SHARES OR          DEFINED    (C)   MANAGERS
ITEM 1: NAME OF      TITLE OF   CUSIP   FAIR MARKET PRINCIPAL             IN    SHARED-   SEE              (B)   (C)
ISSUER                CLASS    NUMBER      VALUE     AMOUNT   (A) SOLE INSTR. V  OTHER  INSTR. V (A) SOLE SHARED NONE
---------------      -------- --------- ----------- --------- -------- -------- ------- -------- -------- ------ ----
Barrick Gold         Common
  Corporation        Stock    067901108   1,028,412    34,980   34,980                             34,980
Canadian Natural     Common
  Resources          Stock    136385101     432,149    13,450   13,450                             13,450
Duluth Metals        Common
                     Stock    26443R100      95,000    50,000   50,000                             50,000
Johnson & Johnson    Common
                     Stock    478160104   2,567,380    31,490   31,490                             31,490
Leucadia National    Common
  Corp               Stock    527288104   1,357,785    49,500   49,500                             49,500
Goldcorp Inc.        Common
                     Stock    380956409   6,068,365   180,445  180,445                            180,445
Ford Motor Company   Common
                     Stock    345370860     197,250    15,000   15,000                             15,000
Cenovus Energy Inc.  Common
                     Stock    15135U109     216,930     7,000    7,000                              7,000
SWS Group            Common
                     Stock    78503N107      60,500    10,000   10,000                             10,000
Central Funds of     Common
  Canada             Stock    153501101     445,510    23,000   23,000                             23,000
Enterprise Prods     Common
  Partners LP        Stock    293792107   3,215,869    53,340   53,340                             53,340
Portfolio Recovery   Common
  As.                Stock    73640Q105     824,980     6,500    6,500                              6,500
SPDR Gold Trust      Common
                     Stock    78463V107   5,827,844    37,728   37,728                             37,728
   COLUMN TOTALS                         22,337,974   512,433

Page 3 of 3  FORM 13 F  NAME OF REPORTING MANAGER Account   (SEC USE ONLY)
                        Management, LLC

                                                                                                       ITEM 8:
                                                                       ITEM 6:                     VOTING AUTHORITY
                                                                INVESTMENT DISCRETION                  (SHARES)
                                                              -------------------------          --------------------
                                                                         (B)
                                                                       SHARED-
                                                     ITEM 5:              AS            ITEM 7:
                     ITEM 2:   ITEM 3:    ITEM 4:   SHARES OR          DEFINED    (C)   MANAGERS
ITEM 1: NAME OF      TITLE OF   CUSIP   FAIR MARKET PRINCIPAL             IN    SHARED-   SEE              (B)   (C)
ISSUER                CLASS    NUMBER      VALUE     AMOUNT   (A) SOLE INSTR. V  OTHER  INSTR. V (A) SOLE SHARED NONE
---------------      -------- --------- ----------- --------- -------- -------- ------- -------- -------- ------ ----
Petaquilla Minerals  Common
  LTD                Stock    716013107      25,488    56,640   56,640                             56,640
Transdigm Group Inc. Common
                     Stock    893641100     932,812     6,100    6,100                              6,100
Market Vectors Gold  Common
  Miners ETF         Stock    57060U100     263,209     6,954    6,954                              6,954
Dunkin Brands Group  Common
  IN                 Stock    265504100   4,602,499   124,800  124,800                            124,800
ETF Wisdomtree       Common
  Trust Japan        Stock    97717W851   2,980,110    69,000   69,000                             69,000
Sprott Physical      Common
  Gold Trust         Stock    85207H104   1,484,918   109,750  109,750                            109,750
New Gold, Inc.       Common
                     Stock    664535106   1,474,273   162,008  162,008                            162,008
Exxon Mobil          Common
  Corporation        Stock    30231G102   2,570,820    28,530   28,530                             28,530
KB Home              Common
                     Stock    48666K109   1,197,350    55,000   55,000                             55,000
Range Resources      Common
  Corp.              Stock    75281A109   5,466,958    67,860   67,860                             67,860
Schlumberger         Common
                     Stock    806857108   1,460,355    19,500   19,500                             19,500
American
  International      Common
  Group              Stock    026874784   3,656,844    94,200   94,200                             94,200
                     Common
                     Stock                                           0                                  0
   COLUMN TOTALS                         26,115,636   800,342